Related Parties - Summary of Total Compensation Paid to KMPs (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Transactions Between Related Parties [Abstract]
Short-term employee benefits	$ 2,198	$ 1,257	$ 2,741	$ 1,505	$ 1,303
Share-based payments	10,164	290	3,203	753
Total compensation paid to key management personnel	$ 12,362	$ 1,547	$ 5,944	$ 2,258	$ 1,303